UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam ESG High Yield ETF
PHYD | NYSE Arca, Inc.
Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Putnam ESG High Yield ETF for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam ESG High Yield ETF	$28	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$218,621,671
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	327
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam ESG High Yield ETF	PAGE 1	39495-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
ESG High Yield ETF
Financial Statements and Other Important Information
Semi-Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 86.3%
Communication Services — 12.7%
Diversified Telecommunication Services — 1.1%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	1,380,000	$1,319,576 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,000,000	1,039,555 (a)
Total Diversified Telecommunication Services				2,359,131
Entertainment — 2.1%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	1,255,000	1,303,499 (a)
Cinemark USA Inc., Senior Notes	5.250%	7/15/28	525,000	522,937 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	202,625 (a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	3.500%	3/1/29	930,000	886,445 (a)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	640,000 GBP	850,068 (b)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	915,000	735,486
Total Entertainment				4,501,060
Media — 8.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	565,000	558,033 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,770,000	1,684,182 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	80,000	72,487 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	890,000	806,482 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	740,000	622,206 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	655,000	650,578 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	290,000	304,280 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	850,000	889,652 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	640,000	637,011 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	76,000	76,051 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	370,000	368,934 (a)
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	645,000	624,460
EW Scripps Co., Secured Notes	9.875%	8/15/30	1,360,000	1,291,091 (a)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Gray Media Inc., Secured Notes	9.625%	7/15/32	705,000	$709,308 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	580,000	403,321 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	430,000	421,455 (a)
McGraw-Hill Education Inc., Senior Notes	8.000%	8/1/29	705,000	711,196 (a)
McGraw-Hill Education Inc., Senior Secured Notes	5.750%	8/1/28	225,000	224,710 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	610,000	626,597 (a)
News Corp., Senior Notes	5.125%	2/15/32	65,000	64,408 (a)
Nexstar Media Inc., Senior Notes	5.625%	7/15/27	790,000	790,169 (a)
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	185,000	182,239 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	1,440,000	1,469,196 (a)
Sirius XM Radio LLC, Senior Notes	4.000%	7/15/28	235,000	228,548 (a)
Sirius XM Radio LLC, Senior Notes	5.500%	7/1/29	565,000	566,311 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	455,000	413,204 (a)
Telenet Finance Luxembourg Notes Sarl, Senior Secured Notes	5.500%	3/1/28	600,000	598,779 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	680,000	718,510 (a)
Virgin Media Secured Finance PLC, Senior Secured Notes	4.500%	8/15/30	615,000	572,086 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,235,000	1,122,932 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	615,000	627,366 (a)
Total Media				19,035,782
Wireless Telecommunication Services — 0.8%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	166,046 (a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000	483,100 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	460,000	363,669 (a)
Iliad Holding SAS, Senior Secured Notes	7.000%	4/15/32	345,000	353,495 (a)
Zegona Finance PLC, Senior Secured Notes	8.625%	7/15/29	393,000	418,733 (a)
Total Wireless Telecommunication Services				1,785,043

Total Communication Services				27,681,016
Consumer Discretionary — 15.4%
Automobile Components — 1.2%
Adient Global Holdings Ltd., Senior Notes	8.250%	4/15/31	790,000	825,901 (a)
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	150,000	155,206 (a)
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Clarios Global LP/Clarios US Finance Co., Senior Notes	6.750%	9/15/32	435,000	$445,419 (a)
Forvia SE, Senior Notes	6.750%	9/15/33	500,000	507,636 (a)
IHO Verwaltungs GmbH, Senior Secured Notes (7.750% Cash or 8.500% PIK)	7.750%	11/15/30	365,000	378,407 (a)(c)
IHO Verwaltungs GmbH, Senior Secured Notes (8.000% Cash or 8.750% PIK)	8.000%	11/15/32	365,000	380,943 (a)(c)
Total Automobile Components				2,693,512
Broadline Retail — 0.1%
Kohl’s Corp., Senior Secured Notes	10.000%	6/1/30	265,000	288,173 (a)
Hotels, Restaurants & Leisure — 8.4%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	820,000	776,473 (a)
Aramark Services Inc., Senior Notes	5.000%	2/1/28	805,000	804,760 (a)
Boyd Gaming Corp., Senior Notes	4.750%	6/15/31	1,390,000	1,339,446 (a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	235,000	221,243 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	510,000	486,968 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	485,000	499,329 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	680,000	688,832 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	120,000	121,800 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	300,000	309,195 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	515,000	531,516 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	525,000	539,980 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	235,000	242,488 (a)
Churchill Downs Inc., Senior Notes	5.750%	4/1/30	530,000	532,212 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	935,000	867,435 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	265,000	271,831 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	1,250,000	1,274,219 (a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	410,000	410,554
Light & Wonder International Inc., Senior Notes	7.250%	11/15/29	520,000	533,816 (a)
Light & Wonder International Inc., Senior Notes	7.500%	9/1/31	315,000	327,198 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	160,000	171,234 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	505,000	519,234 (a)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Penn Entertainment Inc., Senior Notes	5.625%	1/15/27	340,000	$339,811 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	390,000	393,423 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	745,000	759,230 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	60,000	61,936 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	780,000	801,024 (a)
Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Notes	6.625%	3/1/30	490,000	447,982 (a)
Station Casinos LLC, Senior Notes	6.625%	3/15/32	340,000	345,814 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	980,000	986,155 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	600,000	643,223 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,890,000	2,031,056 (a)
Total Hotels, Restaurants & Leisure				18,279,417
Household Durables — 2.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	660,000	662,155 (a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	680,000	707,621 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	275,000	282,815 (a)
Newell Brands Inc., Senior Notes	6.375%	5/15/30	380,000	361,950
Newell Brands Inc., Senior Notes	6.625%	5/15/32	830,000	782,275
Taylor Morrison Communities Inc., Senior Notes	5.875%	6/15/27	380,000	384,071 (a)
Taylor Morrison Communities Inc., Senior Notes	5.750%	1/15/28	165,000	167,528 (a)
Taylor Morrison Communities Inc., Senior Notes	5.125%	8/1/30	1,040,000	1,039,533 (a)
TopBuild Corp., Senior Notes	4.125%	2/15/32	685,000	645,628 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	4.875%	9/15/28	660,000	645,092 (a)
Total Household Durables				5,678,668
Specialty Retail — 1.4%
Bath & Body Works Inc., Senior Notes	6.875%	11/1/35	950,000	994,981
PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes	7.500%	9/15/32	385,000	384,981 (a)
Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes	7.750%	10/15/29	200,000	201,433 (a)
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	685,000	710,050 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	765,000	808,897 (a)
Total Specialty Retail				3,100,342
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Textiles, Apparel & Luxury Goods — 1.7%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	1,220,000	$1,312,922 (a)(c)
Crocs Inc., Senior Notes	4.250%	3/15/29	420,000	404,863 (a)
Crocs Inc., Senior Notes	4.125%	8/15/31	410,000	376,950 (a)
Hanesbrands Inc., Senior Notes	9.000%	2/15/31	1,010,000	1,066,213 (a)
Levi Strauss & Co., Senior Notes	3.500%	3/1/31	590,000	547,502 (a)
Total Textiles, Apparel & Luxury Goods				3,708,450

Total Consumer Discretionary				33,748,562
Consumer Staples — 3.2%
Consumer Staples Distribution & Retail — 1.0%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	400,000	404,001 (a)
US Foods Inc., Senior Notes	7.250%	1/15/32	1,390,000	1,460,082 (a)
US Foods Inc., Senior Notes	5.750%	4/15/33	295,000	299,622 (a)
Total Consumer Staples Distribution & Retail				2,163,705
Food Products — 0.8%
Chobani Holdco II LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/1/29	163,716	173,834 (a)(c)
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	1,505,000	1,567,089 (a)
Total Food Products				1,740,923
Household Products — 0.2%
Energizer Holdings Inc., Senior Notes	4.375%	3/31/29	440,000	422,854 (a)
Personal Care Products — 1.2%
Coty Inc/HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes	4.750%	1/15/29	1,040,000	1,026,502 (a)
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	1,500,000	1,546,198 (a)
Total Personal Care Products				2,572,700

Total Consumer Staples				6,900,182
Energy — 5.0%
Energy Equipment & Services — 1.3%
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	495,000	514,341 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	515,000	528,077 (a)
Kodiak Gas Services LLC, Senior Notes	6.750%	10/1/35	210,000	216,397 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	495,000	470,858 (a)
Transocean Aquila Ltd., Senior Secured Notes	8.000%	9/30/28	90,385	93,149 (a)
Transocean International Ltd., Senior Secured Notes	8.750%	2/15/30	120,000	126,012 (a)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
Transocean International Ltd., Senior Secured Notes	7.875%	10/15/32	95,000	$97,927 (a)
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	255,000	262,218 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	545,000	557,334 (a)
Total Energy Equipment & Services				2,866,313
Oil, Gas & Consumable Fuels — 3.7%
CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes	5.500%	6/15/31	960,000	950,453 (a)
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	1,720,000	1,734,163 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	335,000	335,527
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	690,000	669,408 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	265,000	285,375 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	435,000	446,969 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,420,000	1,517,663 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	115,000	126,546 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	620,000	649,815 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	115,000	129,847 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	365,000	386,807 (a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	525,000	497,337 (a)
Vnom Sub Inc., Senior Notes	5.375%	11/1/27	435,000	435,000 (a)
Total Oil, Gas & Consumable Fuels				8,164,910

Total Energy				11,031,223
Financials — 10.6%
Capital Markets — 0.8%
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	905,000	929,410 (a)
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	315,000	325,652 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	540,000	559,177 (a)
Total Capital Markets				1,814,239
Consumer Finance — 3.1%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	390,000	444,168
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — continued
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	380,000	$399,405 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	985,000	1,038,082 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,570,000	1,631,038 (a)
OneMain Finance Corp., Senior Notes	5.375%	11/15/29	205,000	203,547
OneMain Finance Corp., Senior Notes	7.500%	5/15/31	640,000	669,080
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	350,000	362,995
OneMain Finance Corp., Senior Notes	6.500%	3/15/33	370,000	369,530
PRA Group Inc., Senior Notes	8.875%	1/31/30	1,610,000	1,635,684 (a)
Total Consumer Finance				6,753,529
Financial Services — 4.3%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	265,000	281,730 (a)
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	730,000	737,646 (a)
Freedom Mortgage Corp., Senior Notes	12.250%	10/1/30	545,000	607,120 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,180,000	1,231,435 (a)
GGAM Finance Ltd., Senior Notes	8.000%	2/15/27	420,000	429,685 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,285,000	1,308,690 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	395,000	412,356 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	765,000	806,616 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	735,000	762,651 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	1,570,000	1,577,634 (a)
Rocket Cos. Inc., Senior Notes	7.125%	2/1/32	420,000	441,300 (a)
Rocket Cos. Inc., Senior Notes	6.375%	8/1/33	800,000	834,384 (a)
Total Financial Services				9,431,247
Insurance — 2.0%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	850,000	892,967 (a)
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	7.500%	11/6/30	630,000	652,083 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	5.875%	11/1/29	720,000	718,577 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	630,000	650,822 (a)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	840,000	$870,826 (a)
Jones Deslauriers Insurance Management Inc., Senior Secured Notes	8.500%	3/15/30	545,000	572,813 (a)
Total Insurance				4,358,088
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	840,000	809,176 (a)

Total Financials				23,166,279
Health Care — 7.7%
Biotechnology — 1.4%
Grifols SA, Senior Notes	4.750%	10/15/28	1,365,000	1,320,864 (a)
Kedrion SpA, Senior Secured Notes	6.500%	9/1/29	1,800,000	1,760,731 (a)
Total Biotechnology				3,081,595
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	165,000	172,631 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	80,000	83,428 (a)
Medline Borrower LP, Senior Notes	5.250%	10/1/29	470,000	468,519 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	505,000	490,826 (a)
Total Health Care Equipment & Supplies				1,215,404
Health Care Providers & Services — 3.8%
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	375,000	315,462 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,375,000	1,290,131 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	610,000	658,361 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	505,000	535,319 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	760,000	793,657 (a)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	970,000	1,020,659 (d)
DaVita Inc., Senior Notes	4.625%	6/1/30	260,000	251,303 (a)
DaVita Inc., Senior Notes	6.875%	9/1/32	1,400,000	1,451,814 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	90,000	93,393 (a)
Tenet Healthcare Corp., Senior Secured Notes	5.125%	11/1/27	650,000	649,725
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	425,000	415,866
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	725,000	739,348
Total Health Care Providers & Services				8,215,038
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Technology — 0.5%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	1,050,000	$1,028,872 (a)
Life Sciences Tools & Services — 0.6%
IQVIA Inc., Senior Notes	6.250%	6/1/32	1,220,000	1,273,090 (a)
Pharmaceuticals — 0.9%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	195,000	206,929 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	785,000	859,297
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	855,000	981,105
Total Pharmaceuticals				2,047,331

Total Health Care				16,861,330
Industrials — 13.7%
Aerospace & Defense — 3.1%
ATI Inc., Senior Notes	5.125%	10/1/31	1,410,000	1,398,969
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	330,000	339,748 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	405,000	419,623 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	200,000	210,228 (a)
Efesto Bidco SpA Efesto US LLC, Senior Secured Notes	7.500%	2/15/32	845,000	844,324 (a)
Imola Merger Corp., Senior Secured Notes	4.750%	5/15/29	600,000	591,939 (a)
Spirit AeroSystems Inc., Secured Notes	9.750%	11/15/30	915,000	1,006,426 (a)
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	445,000	448,591
Spirit AeroSystems Inc., Senior Secured Notes	9.375%	11/30/29	170,000	178,742 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	450,000	457,606 (a)
TransDigm Inc., Senior Secured Notes	6.250%	1/31/34	145,000	149,963 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	705,000	731,101 (a)
Total Aerospace & Defense				6,777,260
Building Products — 1.5%
Builders FirstSource Inc., Senior Notes	6.375%	3/1/34	755,000	782,839 (a)
Builders FirstSource Inc., Senior Notes	6.750%	5/15/35	550,000	578,161 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	505,000	518,674 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	405,000	393,984 (a)
Quikrete Holdings Inc., Senior Notes	6.750%	3/1/33	755,000	786,293 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	315,000	326,961 (a)
Total Building Products				3,386,912
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 2.9%
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	1,215,000	$1,245,871 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	1,210,000	1,267,325 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,115,000	1,165,040 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,725,000	1,770,143 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	600,000	625,155 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	295,000	308,548 (a)
Total Commercial Services & Supplies				6,382,082
Construction & Engineering — 0.7%
Arcosa Inc., Senior Notes	6.875%	8/15/32	1,080,000	1,135,054 (a)
Aretec Group Inc., Senior Secured Notes	10.000%	8/15/30	125,000	136,163 (a)
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	55,000	56,131 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	240,000	246,319 (a)
Total Construction & Engineering				1,573,667
Electrical Equipment — 0.8%
WESCO Distribution Inc., Senior Notes	6.375%	3/15/29	70,000	72,410 (a)
WESCO Distribution Inc., Senior Notes	6.625%	3/15/32	1,605,000	1,679,552 (a)
Total Electrical Equipment				1,751,962
Ground Transportation — 0.6%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	1,300,000	1,348,028 (a)
Machinery — 0.6%
Chart Industries Inc., Senior Notes	9.500%	1/1/31	135,000	145,043 (a)
Terex Corp., Senior Notes	5.000%	5/15/29	175,000	171,913 (a)
Terex Corp., Senior Notes	6.250%	10/15/32	905,000	918,859 (a)
Total Machinery				1,235,815
Professional Services — 0.4%
CACI International Inc., Senior Notes	6.375%	6/15/33	800,000	832,776 (a)
Trading Companies & Distributors — 2.7%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	1,865,000	1,841,704 (a)
Herc Holdings Inc., Senior Notes	5.500%	7/15/27	825,000	825,359 (a)
Herc Holdings Inc., Senior Notes	6.625%	6/15/29	600,000	620,149 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	1,205,000	1,250,492 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,365,000	1,426,066 (a)
Total Trading Companies & Distributors				5,963,770
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Transportation Infrastructure — 0.4%
Beacon Mobility Corp., Senior Secured Notes	7.250%	8/1/30	770,000	$802,378 (a)

Total Industrials				30,054,650
Information Technology — 4.7%
Communications Equipment — 1.2%
CommScope LLC, Senior Notes	7.125%	7/1/28	645,000	648,386 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,385,000	1,468,327 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	465,000	436,910 (a)
Total Communications Equipment				2,553,623
Electronic Equipment, Instruments & Components — 0.4%
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	930,000	899,037 (a)
IT Services — 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	325,000	311,671
Gartner Inc., Senior Notes	3.750%	10/1/30	355,000	335,979 (a)
Total IT Services				647,650
Semiconductors & Semiconductor Equipment — 0.6%
ON Semiconductor Corp., Senior Notes	3.875%	9/1/28	710,000	693,475 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	200,000	205,642 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	455,000	463,592 (a)
Total Semiconductors & Semiconductor Equipment				1,362,709
Software — 1.4%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	740,000	766,044 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	495,000	499,046 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	715,000	655,498 (a)
Rocket Software Inc., Senior Notes	6.500%	2/15/29	525,000	510,630 (a)
UKG Inc., Senior Secured Notes	6.875%	2/1/31	715,000	736,541 (a)
Total Software				3,167,759
Technology Hardware, Storage & Peripherals — 0.8%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	630,000	657,714 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	3.125%	7/15/29	545,000	481,693 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	505,000	518,660 (a)
Total Technology Hardware, Storage & Peripherals				1,658,067

Total Information Technology				10,288,845
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 6.7%
Chemicals — 1.2%
Avient Corp., Senior Notes	6.250%	11/1/31	805,000	$822,562 (a)
SCIH Salt Holdings Inc., Senior Notes	6.625%	5/1/29	680,000	674,585 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	665,000	658,165 (a)
SCIL IV LLC/SCIL USA Holdings LLC, Senior Secured Notes	5.375%	11/1/26	200,000	199,776 (a)
Vibrantz Technologies Inc., Senior Notes	9.000%	2/15/30	355,000	190,009 (a)
Total Chemicals				2,545,097
Construction Materials — 1.4%
American Builders & Contractors Supply Co. Inc., Senior Notes	3.875%	11/15/29	720,000	687,556 (a)
Cemex SAB de CV, Subordinated Notes (7.200% to 9/10/30 then 5 year Treasury Constant Maturity Rate + 3.520%)	7.200%	6/10/30	485,000	504,497 (a)(d)(e)
Standard Building Solutions Inc., Senior Notes	6.500%	8/15/32	1,260,000	1,296,555 (a)
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	560,000	571,557 (a)
Total Construction Materials				3,060,165
Containers & Packaging — 1.2%
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	575,000	536,544 (a)
Graphic Packaging International LLC, Senior Notes	3.750%	2/1/30	1,140,000	1,071,751 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/27	1,050,000	1,054,071 (a)
Total Containers & Packaging				2,662,366
Metals & Mining — 2.7%
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	265,000	265,634 (a)
Commercial Metals Co., Senior Notes	4.375%	3/15/32	350,000	331,053
Constellium SE, Senior Notes	5.625%	6/15/28	970,000	968,571 (a)
Constellium SE, Senior Notes	6.375%	8/15/32	405,000	416,961 (a)
Fortescue Treasury Pty Ltd., Senior Notes	6.125%	4/15/32	995,000	1,038,993 (a)
Novelis Corp., Senior Notes	4.750%	1/30/30	930,000	899,532 (a)
Novelis Corp., Senior Notes	6.875%	1/30/30	360,000	373,934 (a)
Novelis Corp., Senior Notes	3.875%	8/15/31	1,225,000	1,123,386 (a)
TMS International Corp., Senior Notes	6.250%	4/15/29	390,000	383,261 (a)
Total Metals & Mining				5,801,325
Paper & Forest Products — 0.2%
Mercer International Inc., Senior Notes	12.875%	10/1/28	275,000	228,662 (a)
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paper & Forest Products — continued
Mercer International Inc., Senior Notes	5.125%	2/1/29	485,000	$314,081
Total Paper & Forest Products				542,743

Total Materials				14,611,696
Real Estate — 3.5%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	1,325,000	1,389,472 (a)
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	255,000	263,115 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	1,070,000	1,101,707 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	270,000	278,870 (a)
XHR LP, Senior Notes	6.625%	5/15/30	145,000	148,186 (a)
Total Hotel & Resort REITs				1,791,878
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Secured Notes	7.000%	4/15/30	427,000	430,435 (a)
Specialized REITs — 1.9%
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	665,000	665,415 (a)
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	870,000	890,555 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,435,000	1,454,933 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	285,000	275,552 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Secured Notes	7.375%	2/15/31	250,000	264,301 (a)
SBA Communications Corp., Senior Notes	3.875%	2/15/27	490,000	484,825
Total Specialized REITs				4,035,581

Total Real Estate				7,647,366
Utilities — 3.1%
Electric Utilities — 2.4%
Electricite de France SA, Junior Subordinated Notes (9.125% to 6/15/33 then 5 year Treasury Constant Maturity Rate + 5.411%)	9.125%	3/15/33	200,000	231,814 (a)(d)(e)
NRG Energy Inc., Junior Subordinated Notes (10.250% to 3/15/28 then 5 year Treasury Constant Maturity Rate + 5.920%)	10.250%	3/15/28	380,000	418,155 (a)(d)(e)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	235,000	$242,028 (d)
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	955,000	945,670
Talen Energy Supply LLC, Senior Notes	6.250%	2/1/34	890,000	913,206 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	890,000	922,332 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	670,000	711,502 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	795,000	835,629 (a)
Total Electric Utilities				5,220,336
Independent Power and Renewable Electricity Producers — 0.7%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Notes	6.375%	2/15/32	1,130,000	1,142,429 (a)
Calpine Corp., Senior Notes	5.000%	2/1/31	335,000	335,810 (a)
Total Independent Power and Renewable Electricity Producers				1,478,239

Total Utilities				6,698,575
Total Corporate Bonds & Notes (Cost — $184,405,297)				188,689,724
Senior Loans — 4.8%
Communication Services — 0.5%
Media — 0.5%
Clear Channel Outdoor Holdings Inc., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.079%	8/21/28	583,351	585,192 (d)(f)(g)(h)
DirecTV Financing LLC, 2024 Term Loan B (3 mo. Term SOFR + 5.512%)	9.352%	8/2/29	486,383	487,803 (d)(f)(g)

Total Communication Services				1,072,995
Consumer Discretionary — 0.8%
Automobile Components — 0.5%
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.715%	1/28/32	524,165	526,458 (d)(f)(g)
DexKo Global Inc., First Lien Closing Date Dollar Term Loan (1 mo. Term SOFR + 3.864%)	7.829%	10/4/28	537,125	529,984 (d)(f)(g)
Total Automobile Components				1,056,442
Hotels, Restaurants & Leisure — 0.3%
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	7.215%	1/27/29	418,133	418,240 (d)(f)(g)
Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan (3 mo. Term SOFR + 3.000%)	6.934%	4/4/29	172,812	170,997 (d)(f)(g)
Total Hotels, Restaurants & Leisure				589,237
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Textiles, Apparel & Luxury Goods — 0.0%††
Crocs Inc., 2024 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	2/20/29	82,143	$82,776 (d)(f)(g)
Skechers U.S.A. Inc., Term Loan B1 (3 mo. Term SOFR + 3.250%)	7.308%	9/12/32	24,515	24,679 (d)(f)(g)
Total Textiles, Apparel & Luxury Goods				107,455

Total Consumer Discretionary				1,753,134
Consumer Staples — 0.3%
Consumer Staples Distribution & Retail — 0.3%
Froneri International Ltd., Term Loan Facility B6 (3 mo. Term SOFR + 2.500%)	6.372%	8/2/32	629,070	629,498 (d)(f)(g)

Financials — 0.1%
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.282%	6/13/30	147,630	148,415 (d)(f)(g)

Health Care — 0.6%
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Third Amendment Term Loan (1 mo. Term SOFR + 4.250%)	8.215%	1/15/31	248,016	249,876 (d)(f)(g)
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.965%	10/23/28	244,181	244,649 (d)(f)(g)
Total Health Care Equipment & Supplies				494,525
Pharmaceuticals — 0.4%
Endo Finance Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	7.965%	4/23/31	787,946	784,498 (d)(f)(g)

Total Health Care				1,279,023
Industrials — 0.4%
Aerospace & Defense — 0.3%
TransDigm Inc., Term Loan L (3 mo. Term SOFR + 2.500%)	6.502%	1/19/32	782,100	783,496 (d)(f)(g)
Commercial Services & Supplies — 0.1%
Filtration Group Corp., 2025 Incremental Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.715%	10/23/28	179,535	180,451 (d)(f)(g)

Total Industrials				963,947
Information Technology — 1.7%
Communications Equipment — 0.5%
CommScope Inc., Initial Term Loan	—	12/17/29	555,000	560,761 (h)
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.465%	9/27/29	529,576	528,070 (d)(f)(g)
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Communications Equipment — continued
Viasat Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	8.579%	3/2/29	58,934	$58,602 (d)(f)(g)
Total Communications Equipment				1,147,433
Software — 0.9%
Cloud Software Group Inc., New Initial Dollar Term Loan B (3 mo. Term SOFR + 3.250%)	7.252%	8/13/32	278,567	278,895 (d)(f)(g)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.796%	3/2/28	311,053	278,781 (d)(f)(g)
Proofpoint Inc., 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	6.965%	8/31/28	493,028	496,050 (d)(f)(g)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.715%	11/28/28	404,165	403,118 (d)(f)(g)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.338%	2/10/31	456,736	457,200 (d)(f)(g)
Total Software				1,914,044
Technology Hardware, Storage & Peripherals — 0.3%
Fortress Intermediate 3 Inc., 2025 Term Loan B (1 mo. Term SOFR + 3.000%)	7.106%	6/27/31	601,360	603,615 (d)(f)(g)

Total Information Technology				3,665,092
Materials — 0.4%
Chemicals — 0.4%
Nouryon Finance BV, 2024 Dollar Term Loan B1 (3 mo. Term SOFR + 3.250%)	7.036%	4/3/28	563,717	564,069 (d)(f)(g)
Nouryon Finance BV, 2024 Dollar Term Loan B2 (3 mo. Term SOFR + 3.250%)	7.162%	4/3/28	103,172	103,221 (d)(f)(g)
Vibrantz Technologies Inc., Initial Term Loan (3 mo. Term SOFR + 4.400%)	8.327%	4/23/29	215,086	167,934 (d)(f)(g)
Total Chemicals				835,224
Containers & Packaging — 0.0%††
Kleopatra Finco SARL, USD Term Loan Facility B (1 mo. Term SOFR + 10.000%)	13.991%	10/27/25	30,368	27,078 (d)(f)(g)(i)(j)
Klockner Pentaplast of America Inc., USD Term Loan Facility B (6 mo. Term SOFR + 4.975%)	9.019%	2/12/26	280,991	124,164 (d)(f)(g)
Total Containers & Packaging				151,242

Total Materials				986,466
Total Senior Loans (Cost — $10,665,803)				10,498,570
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 1.3%
Consumer Staples — 0.5%
Consumer Staples Distribution & Retail — 0.3%
Chefs’ Warehouse Inc., Senior Notes	2.375%	12/15/28	382,000	$564,673
Food Products — 0.2%
Post Holdings Inc., Senior Notes	2.500%	8/15/27	448,000	493,248

Total Consumer Staples				1,057,921
Information Technology — 0.5%
Software — 0.2%
Guidewire Software Inc., Senior Notes	1.250%	11/1/29	402,000	474,963 (a)
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman, Senior Notes	3.500%	6/1/28	200,000	626,475

Total Information Technology				1,101,438
Real Estate — 0.3%
Health Care REITs — 0.3%
Welltower OP LLC, Senior Notes	2.750%	5/15/28	313,000	596,891 (a)

Total Convertible Bonds & Notes (Cost — $2,288,618)				2,756,250
			Shares
Convertible Preferred Stocks — 0.6%
Financials — 0.2%
Financial Services — 0.2%
Apollo Global Management Inc.	6.750%		6,905	451,173

Industrials — 0.3%
Aerospace & Defense — 0.3%
Boeing Co.	6.000%		9,929	642,605

Utilities — 0.1%
Electric Utilities — 0.1%
NextEra Energy Inc.	7.299%		3,869	203,238

Total Convertible Preferred Stocks (Cost — $1,157,927)				1,297,016
Total Investments before Short-Term Investments (Cost — $198,517,645)				203,241,560

Short-Term Investments — 5.6%
Putnam Government Money Market Fund, Class P Shares (Cost — $12,383,734)	3.920%		12,383,734	12,383,734 (k)(l)
Total Investments — 98.6% (Cost — $210,901,379)				215,625,294
Other Assets in Excess of Liabilities — 1.4%				2,996,377
Total Net Assets — 100.0%				$218,621,671

See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Putnam ESG High Yield ETF
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	All or a portion of this loan has not settled as of October 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $12,383,734 and the cost was $12,383,734 (Note 6).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GBP	—	British Pound
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At October 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$3,675,000	12/20/30	5.000% quarterly	$267,031	$281,667	$(14,636)

See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

 Putnam ESG High Yield ETF
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $198,517,645)	$203,241,560
Investments in affiliated securities, at value (Cost — $12,383,734)	12,383,734
Cash	180,111
Interest receivable	3,146,034
Deposits with brokers for centrally cleared swap contracts	297,736
Receivable for securities sold	116,272
Dividends receivable from affiliated investments	38,515
Principal paydown receivable	792
Total Assets	219,404,754
Liabilities:
Payable for securities purchased	681,275
Investment management fee payable	98,237
Payable to brokers — net variation margin on centrally cleared swap contracts	3,571
Total Liabilities	783,083
Total Net Assets	$218,621,671
Net Assets:
Paid-in capital	$212,476,732
Total distributable earnings (loss)	6,144,939
Total Net Assets	$218,621,671
Shares Outstanding	4,200,000
Net Asset Value	$52.05
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended October 31, 2025

Investment Income:
Interest	$6,498,861
Dividends from affiliated investments	262,389
Dividends from unaffiliated investments	39,325
Less: Foreign taxes withheld	(1,476)
Total Investment Income	6,799,099
Expenses:
Investment management fee (Note 2)	565,593
Total Expenses	565,593
Less: Fee waivers and/or expense reimbursements (Note 2)	(17,517)
Net Expenses	548,076
Net Investment Income	6,251,023
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	764,622
Swap contracts	185,845
Foreign currency transactions	(623)
Net Realized Gain	949,844
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,285,007
Swap contracts	14,295
Foreign currencies	(84)
Change in Net Unrealized Appreciation (Depreciation)	4,299,218
Net Gain on Investments, Swap Contracts and Foreign Currency Transactions	5,249,062
Increase in Net Assets From Operations	$11,500,085
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2025 (unaudited) and the Year Ended April 30, 2025	October 31	April 30
Operations:
Net investment income	$6,251,023	$10,385,260
Net realized gain	949,844	662,648
Change in net unrealized appreciation (depreciation)	4,299,218	206,298
Increase in Net Assets From Operations	11,500,085	11,254,206
Distributions to Shareholders From (Note 1):
Total distributable earnings	(6,290,431)	(10,371,038)
Decrease in Net Assets From Distributions to Shareholders	(6,290,431)	(10,371,038)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (650,000 and 1,025,000 shares issued, respectively)	33,737,361	52,693,794
Cost of shares repurchased (0 and 25,000 shares repurchased, respectively)	—	(1,236,614)
Increase in Net Assets From Fund Share Transactions	33,737,361	51,457,180
Increase in Net Assets	38,947,015	52,340,348
Net Assets:
Beginning of period	179,674,656	127,334,308
End of period	$218,621,671	$179,674,656
See Notes to Financial Statements.

Putnam ESG High Yield ETF 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1,3]
Net asset value, beginning of period	$50.61	$49.94	$49.92	$50.00
Income (loss) from operations:
Net investment income	1.59	3.32	3.45	0.93
Net realized and unrealized gain (loss)	1.44	0.67	0.33	(0.47)
Total income from operations	3.03	3.99	3.78	0.46
Less distributions from:
Net investment income	(1.59)	(3.32)	(3.74)	(0.54)
Return of capital	—	—	(0.02)	—
Total distributions	(1.59)	(3.32)	(3.76)	(0.54)
Net asset value, end of period	$52.05	$50.61	$49.94	$49.92
Total return, based on NAV[4]	6.34%	8.16%	7.87%	0.93%[5]
Net assets, end of period (millions)	$219	$180	$127	$105
Ratios to average net assets:
Gross expenses	0.55%[6]	0.55%	0.55%	0.15%[5]
Net expenses[7,8]	0.53 [6]	0.53	0.53	0.15 [5]
Net investment income	6.08 [6]	6.51	6.93	1.88 [5]
Portfolio turnover rate	25%	36%[9]	47%[9]	10%[5,9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]	For the period January 19, 2023 (inception date) to April 30, 2023.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Not annualized.
[6]	Annualized.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Putnam ESG High Yield ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and

Putnam ESG High Yield ETF 2025 Semi-Annual Report

methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$188,689,724	—	$188,689,724
Senior Loans:
Materials	—	959,388	$27,078	986,466
Other Senior Loans	—	9,512,104	—	9,512,104
Convertible Bonds & Notes	—	2,756,250	—	2,756,250
Convertible Preferred Stocks	$1,297,016	—	—	1,297,016
Total Long-Term Investments	1,297,016	201,917,466	27,078	203,241,560

Putnam ESG High Yield ETF 2025 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$12,383,734	—	—	$12,383,734
Total Investments	$13,680,750	$201,917,466	$27,078	$215,625,294
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$14,636	—	$14,636

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of October 31, 2025, the total notional value of all credit default swaps to sell protection was $3,675,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended October 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market

Putnam ESG High Yield ETF 2025 Semi-Annual Report

perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

Putnam ESG High Yield ETF 2025 Semi-Annual Report

currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of October 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least monthly. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2025, no provision for income tax is

Putnam ESG High Yield ETF 2025 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
The Fund pays its investment manager an annual all-inclusive management fee of 0.55% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund managed by FTIML.
Under an agreement with  Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $17,517, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$77,343,689
Sales	46,674,632
At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$210,912,232	$5,798,552	$(1,085,490)	$4,713,062
Swap contracts	281,667	—	(14,636)	(14,636)

Putnam ESG High Yield ETF 2025 Semi-Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2025.

LIABILITY DERIVATIVES[1]
Credit Risk
Centrally cleared swap contracts[2]	$14,636

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended October 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Credit Risk
Swap contracts	$185,845

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Credit Risk
Swap contracts	$14,295
During the six months ended October 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Notional Balance**
Credit default swap contracts (sell protection)	$3,675,000

**	Based on the average of the notional amounts at each month-end during the period.
5. Fund share transactions
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended October 31, 2025. The following transactions were effected in such company for the six months ended October 31, 2025.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$9,487,953	$51,356,079	51,356,079	$48,460,298	48,460,298

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Putnam Government Money Market Fund, Class P Shares	—	$262,389	—	$12,383,734
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of

Putnam ESG High Yield ETF 2025 Semi-Annual Report

fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. The Fund did not utilize the Global Credit Facility during the six months ended October 31, 2025.
8. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Putnam ESG High Yield ETF 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Putnam ESG High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June 2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
Putnam ESG High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
•  That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
•  That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
•  That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
•  The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds (one of which is your fund) have implemented (or, in the case of ten

Putnam ESG High Yield ETF

municipal income funds that are converting into exchange-traded funds, will implement) so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
Under its management contract, your fund pays a management fee at a fixed rate of 55 basis points to the Advisor. The Advisor is obligated to pay, out of the management fee, all of the fund’s organizational and other operating expenses with limited exceptions, which include fees, if any payable under the fund’s distribution plan, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees noted that the exchange-traded funds are subject to unitary management fees, as noted above, and that none of the exchange-traded funds have a contractual expense limitation at present.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds,
Putnam ESG High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio

Putnam ESG High Yield ETF

managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end 2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th, 22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique
Putnam ESG High Yield ETF

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year period ended December 31, 2024 and over the period from the fund’s commencement of operations on January 19, 2023 through December 31, 2024. Your fund’s class A shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over both periods. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in 2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam ESG High Yield ETF

Putnam
ESG High Yield ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Putnam ESG High Yield ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Putnam ESG High Yield ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam ESG High Yield ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

39495-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	December 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	December 29, 2025